Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details
Accounts receivable	$ 275,206	$ 262,694
Less: Allowance for doubtful accounts	(35,535)	(47,595)
Accounts receivable, net	$ 239,671	$ 215,099